Note 20 - Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying Value at December 31, 2016
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$78,477	0	78,477	0
Mortgage loan commitments	66	0	66	0
Total	$78,543	0	78,543	0

	Carrying Value at December 31, 2015
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$111,974	0	111,974	0
Mortgage loan commitments	36	0	36	0
Total	$112,010	0	112,010	0

Fair Value Measurements, Nonrecurring [Table Text Block]
	Carrying Value at December 31, 2016
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2016 Total gains (losses)
Loans held for sale	$2,009	0	2,009	0	14
Mortgage servicing rights, net	1,604	0	1,604	0	0
Loans (1)	3,582	0	3,582	0	(380)
Real estate, net (2)	611	0	611	0	(197)
Total	$7,806	0	7,806	0	(563)

	Carrying Value at December 31, 2015
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2015 Total gains (losses)
Loans held for sale	$3,779	0	3,779	0	(3)
Mortgage servicing rights, net	1,499	0	1,499	0	0
Loans (1)	4,790	0	4,790	0	(373)
Real estate, net (2)	2,045	0	2,045	0	(262)
Total	$12,113	0	12,113	0	(638)